Share-based compensation expenses - Valuation Assumption (Details) - 2012 Share Plan of RONG 360	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assumptions used in calculation of estimated fair value of options
Risk-free interest rate per annum, Minimum	2.31%
Risk-free interest rate per annum, Maximum	2.40%
Expected term (in years)	10 years
Expected volatility rate, Minimum (as a percent)	55.00%
Expected volatility rate, Maximum (as a percent)	57.00%
Predecessor
Assumptions used in calculation of estimated fair value of options
Risk-free interest rate per annum, Minimum		1.59%	1.87%
Risk-free interest rate per annum, Maximum		1.79%	2.43%
Expected term (in years)		10 years	10 years
Expected volatility rate, Minimum (as a percent)		58.00%	55.00%
Expected volatility rate, Maximum (as a percent)		59.00%	58.00%